Loss per share	9 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended September 30,		Nine Months Ended September 30,
(in KUSD, except per share amounts)	2021	2020	2021	2020
Loss attributable to owners	(71,549)	(20,328)	(195,645)	(190,361)
Weighted average number of shares outstanding	76,739,770	70,914,300	76,730,117	61,613,177
Basic and diluted loss per share	(0.93)	(0.29)	(2.55)	(3.09)
For the three and nine months ended September 30, 2021 and 2020, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, as the effect of including those shares would be anti-dilutive.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Equity Incentive Plan 2019 - Share Options	6,326,518	3,862,347	5,759,262	2,449,135
Equity Incentive Plan 2019 - RSUs	594,955	101,076	451,761	34,062
Conversion of the principal amount of convertible loans into the Company’s common shares	4,412,840	2,631,579	3,682,066	1,339,888
	11,334,313	6,595,002	9,893,089	3,823,085